Recent Real Estate Transactions (Disposals of Properties) (Detail)				9 Months Ended
	Apr. 07, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 27, 2017 USD ($)	Sep. 30, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property	Dec. 31, 2015 USD ($)
Real Estate Properties [Line Items]
Mortgage notes issued for property acquired				$ 162,919,083	$ 158,886,111	$ 142,638,401
Rangewood Medical Office Building [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property			$ 2,200,000
Sixty Five Dubos Model Homes [Member]
Real Estate Properties [Line Items]
Number of properties | Property					65
Residential Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property				139
Residential Properties [Member] | Rangewood Medical Office Building [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property			2,200,000
Gain (loss) on sale of property			$ (170,000)
Residential Properties [Member] | Regatta Square Retail Center [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property		$ 3,000,000
Gain (loss) on sale of property		$ 756,000
Residential Properties [Member] | Shoreline Medical Building [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property	$ 8,200,000
Gain (loss) on sale of property	$ 1,300,000
Residential Properties [Member] | Fourteen Dubose Model Homes [Member]
Real Estate Properties [Line Items]
Proceeds from sale of property				$ 5,300,000
Gain (loss) on sale of property				$ 350,000
Number of properties | Property				14
Residential Properties [Member] | Forty-Five Dubose Model Homes [Member]
Real Estate Properties [Line Items]
Number of properties | Property				45
Purchase price of property acquired				$ 16,800,000
Cash payment for the properties acquired				5,700,000
Mortgage notes issued for property acquired				$ 11,100,000
Residential Properties [Member] | Sixty Five Dubos Model Homes [Member]
Real Estate Properties [Line Items]
Purchase price of property acquired					$ 23,667,535